Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Securities Available For Sale [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	¥ 21,960,330	¥ 25,635,372
Unrealized losses, Less than 12 months	44,373	165,148
Estimated fair value, 12 months or more	968,185	1,238,149
Unrealized losses, 12 months or more	12,798	23,230
Estimated fair value, Total	22,928,515	26,873,521
Unrealized losses, Total	57,171	188,378
Number of securities, Total	2,924	3,779
Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	239,878	504,958
Unrealized losses, Less than 12 months	30,127	56,604
Estimated fair value, 12 months or more	509	542
Unrealized losses, 12 months or more	250	146
Estimated fair value, Total	240,387	505,500
Unrealized losses, Total	30,377	56,750
Number of securities, Total	172	122
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	20,826,253	24,169,306
Unrealized losses, Less than 12 months	5,802	95,292
Estimated fair value, 12 months or more	797,962	998,080
Unrealized losses, 12 months or more	7,202	16,929
Estimated fair value, Total	21,624,215	25,167,386
Unrealized losses, Total	13,004	112,221
Number of securities, Total	66	136
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	9,995	10,111
Unrealized losses, Less than 12 months	5	9
Estimated fair value, Total	9,995	10,111
Unrealized losses, Total	5	9
Number of securities, Total	1	6
Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	125,781	96,431
Unrealized losses, Less than 12 months	437	855
Estimated fair value, 12 months or more	16,074	524
Unrealized losses, 12 months or more	529	1
Estimated fair value, Total	141,855	96,955
Unrealized losses, Total	966	856
Number of securities, Total	44	43
Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	377,186	528,791
Unrealized losses, Less than 12 months	5,501	10,281
Estimated fair value, 12 months or more	27,615	32,139
Unrealized losses, 12 months or more	2,795	3,012
Estimated fair value, Total	404,801	560,930
Unrealized losses, Total	8,296	13,293
Number of securities, Total	223	281
Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	22,674
Unrealized losses, Less than 12 months	252
Estimated fair value, 12 months or more	21,719	22,236
Unrealized losses, 12 months or more	1,165	1,276
Estimated fair value, Total	44,393	22,236
Unrealized losses, Total	1,417	1,276
Number of securities, Total	39	13
Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	1,857	16,708
Unrealized losses, Less than 12 months		56
Estimated fair value, 12 months or more	379	35,961
Unrealized losses, 12 months or more		499
Estimated fair value, Total	2,236	52,669
Unrealized losses, Total		555
Number of securities, Total	5	23
Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	356,706	309,067
Unrealized losses, Less than 12 months	2,249	2,051
Estimated fair value, 12 months or more	103,927	148,667
Unrealized losses, 12 months or more	857	1,367
Estimated fair value, Total	460,633	457,734
Unrealized losses, Total	3,106	3,418
Number of securities, Total	2,374	3,155
Securities Being Held To Maturity [Member] | Debt Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	217,784	457,675
Unrealized losses, Less than 12 months	3,268	5,141
Estimated fair value, 12 months or more	204,835	174,093
Unrealized losses, 12 months or more	2,143	1,286
Estimated fair value, Total	422,619	631,768
Unrealized losses, Total	5,411	6,427
Number of securities, Total	234	274
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	13,418	191,109
Unrealized losses, Less than 12 months	72	1,255
Estimated fair value, 12 months or more	80,349	47,145
Unrealized losses, 12 months or more	2,143	1,196
Estimated fair value, Total	93,767	238,254
Unrealized losses, Total	2,215	2,451
Number of securities, Total	7	23
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	203,029	259,446
Unrealized losses, Less than 12 months	3,132	3,840
Estimated fair value, 12 months or more	124,486	126,948
Unrealized losses, 12 months or more		90
Estimated fair value, Total	327,515	386,394
Unrealized losses, Total	3,132	3,930
Number of securities, Total	225	247
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	1,337	7,120
Unrealized losses, Less than 12 months	64	46
Estimated fair value, Total	1,337	7,120
Unrealized losses, Total	¥ 64	¥ 46
Number of securities, Total	2	4